RELATED PARTY TRANSACTIONS (Equity transaction with a related party) (Details) $ / shares in Units, $ in Millions			1 Months Ended
	Feb. 23, 2021 USD ($) shares	Dec. 18, 2020 $ / shares shares	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Jan. 20, 2021
Related Party Transaction [Line Items]
Number of bitcoins received	356.04342
Good Luck Information
Related Party Transaction [Line Items]
Number of shares issued during period | shares	85,572,963
Subscription price settled	$ 11.5
Percentage of issued and outstanding ordinary shares	16.60%
United States of America, Dollars
Related Party Transaction [Line Items]
Percent of subscription price settled			50.00%
Definitive Share Subscription Agreement with Good Luck Information Technology Co., Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued during period | shares				85,572,963
Value of shares issued				$ 23.0
Shares issued per share | $ / shares		$ 0.269
Conversion ratio | shares		1
Percent of subscription price settled			50.00%
Subscription price settled			$ 11.5
Exchange rate					32,326.29
Definitive Share Subscription Agreement with Good Luck Information Technology Co., Limited [Member] | United States of America, Dollars
Related Party Transaction [Line Items]
Subscription price settled			$ 11.5